Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO  80203

December 29, 2009

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 46 (“PEA 46”) to the Registrant’s registration statement filed pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) of the 1933 Act.

PEA 46 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 44 (“PEA 44”) pursuant to the 1933 Act filed on October 16, 2009 on Form N-1A.  PEA 46 (i) reflects changes to PEA 45 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on December 2 and 23, 2009, (ii) includes other information not previously included in PEA 44, and (iii) includes certain other required exhibits.

PEA 46 includes a prospectus (the “Prospectus”) and statement of additional information for the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund (each, a “Fund” and together, the “Funds”), each a series of the Registrant.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on December 2 and 23, 2009 to PEA 44, accompanied by the Registrant’s responses to each comment.  Capitalized terms not otherwise defined herein shall have the meanings given to them in PEA 44.

STAFF COMMENTS:  PEA 44 — PROSPECTUS

1.                                      Staff Comment:  With respect to each Fund’s investment objective under the heading “What is Each Fund’s Investment Objective?” on page 1 of PEA 44, please delete each of the bulleted sentences, as inclusion of a fund’s investment strategy in the definition of its investment objective is not permitted.

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

2.                                      Staff Comment:  With respect to each Fund’s principal investment strategies under the heading “What are the Funds’ Principal Investment Strategies?” on pages 1-2 of PEA 44, please review and revise the disclosure as necessary so that potential investors are able to distinguish the different principal investment strategies of each Fund.

Registrant’s Response:  The Registrant has reviewed the disclosure and revised the disclosure as necessary to comply with the Staff’s request.

3.                                      Staff Comment:  With respect to each Fund’s principal risks under the heading “What are the Principal Risks of Investment in Each Fund?” on pages 2-5 of PEA 44, please review the disclosure and revise as necessary to distinguish which principal risks apply to both Funds versus just one Fund or the other Fund.

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

4.                                      Staff Comment:  With respect to the “Stock Market Risk” on page 5 of PEA 44, please delete this risk as duplicative of the “Stock Market Risk” on page 2 of PEA 44.

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

5.                                      Staff Comment:  Please provide a market capitalization range as of the reconstitution date of May 31, 2009 for the Russell 2000® index on page 2 of PEA 44.

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

6.                                      Staff Comment:  With respect to the “Liquidity Risks” under the heading “What are the Principal Risks of Investment in Each Fund?” on page 2 of PEA 44 and “Liquidity and Valuation Risk” under the heading “What are the Non-Principal Risks of Investing in Each Fund?” on page 12 of PEA 44, please clarify whether liquidity risk is a principal or non-principal risk of either Fund.

Registrant’s Response:  The Registrant has confirmed with the Adviser that liquidity risk is a non-principal risk of both Funds and has revised the disclosure accordingly.

7.                                      Staff Comment:  Please confirm that all of the risks delineated as principal risks of each Fund under the heading “What are the Principal Risks of Investing in Each Fund?” on pages 2-5 of PEA 44 are principal risks and, if so, revise the principal investment strategies for each Fund under the heading “What are the Funds’ Principal Investment Strategies?” on page 1-2 of PEA 44 accordingly.

Registrant’s Response:  The Registrant has confirmed with the Adviser each of the principal risks of investing in the Funds and has revised the disclosure as necessary to comply with the Staff’s request.

8.                                      Staff Comment:  With respect to the “FEES AND EXPENSES OF EACH FUND” table on page 6 of PEA 44, please confirm that acquired fund fees and expenses for the Funds are expected to be less than 0.01%.

Registrant’s Response:  The Registrant has confirmed that the Funds acquired fund fees and expenses are expected to be less than 0.01%.

9.                                      Staff Comment:  On page 7 of PEA 44 under the heading “What are Each Fund’s Principal Investment Strategies?,” please revise the sentence that begins “A core position in the Fund is generally approximately 5%, so that theoretically the Fund would seek to hold about 20 companies, diversified across various …” so that a potential investor would not confuse the word “diversified” with the any requirement that the Funds be diversified as defined in the 1940 Act.

Registrant’s Response:  The Registrant has revised the disclosure to comply with the Staff’s request.

10.                               Staff Comment:  With respect to the disclosure under the heading “Prior Performance of Similar Accounts Managed by Vulcan Value Partners LLC” on page 13 of PEA 44, please confirm whether the Adviser began managing accounts with similar investment strategies to the Funds, as well as maintaining a composite of such accounts, on March 7, 2007.  Please also revise the disclosure under this heading to remove the reference to ACA Beacon Verification Services.  Please further reposition the “gross” and “net columns in the charters on page 14 of PEA 44 so that the “net” column is first, followed by the “gross” column.

Registrant’s Response:  The Registrant has confirmed with the Adviser that on March 31, 2007, the Adviser began managing these accounts and maintaining a composite of such accounts.  The Registrant has revised the disclosure to comply with the Staff’s request.

11.                               Staff Comment:  With respect to the disclosure under “THE PORTFOLIO MANAGER” on page 15 of PEA 44, please confirm how investment decisions are being made with respect to the Funds.  To the extent one or more members of the portfolio management team are making investment decisions or decisions are made with the consensus of the portfolio management team, please name those individuals and provide the required disclosure.

Registrant’s Response:  The Registrant has confirmed with the Adviser that C.T. Fitzpatrick, as the Funds’ sole portfolio manager, has discretion over each Fund’s assets and has the authority to exercise final decision-making for each Fund.  The Registrant has revised the disclosure accordingly.

* * * * *

The Registrant hereby acknowledges that:

•                  should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or need further clarification, please contact me at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:           Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP